RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	$ (12)	$ (33)	$ (30)	$ (25)
Unrealized gains (losses) hedging instruments included in other comprehensive income	6	(3)	2	14
Unrealized gains (losses) included in other comprehensive income	10	50	26	64
Reclassification adjustments recognized in net income	3	(4)	14	0
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	6	(2)	12	2
Unrealized gains (losses) hedging instruments included in other comprehensive income	25	(4)	38	3
Reclassification adjustments recognized in net income	(8)	0	(7)	8
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	(19)	15	(32)	20
Unrealized gains (losses) hedging instruments included in other comprehensive income	(19)	1	(36)	11
Reclassification adjustments recognized in net income	4	3	7	6
Foreign exchange swaps - cash flow
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	(8)	62	(19)	46
Foreign exchange gain (loss)
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	9	(108)	9	(93)
Foreign exchange swaps - net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	7	57	1	61
Investments in equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ (3)	$ (4)	$ 23	$ (11)